Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurements
Summary of financial assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2024
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	1,091,582,140	26,965,315	—	1,118,547,455
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	15,163,357
Liabilities:
Derivative instruments	—	89,894,630	—	89,894,630

	As of December 31, 2025
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	768,234,872	110,989,920	—	879,224,792
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	14,700,093
Derivative instruments	—	113,191,365	—	113,191,365
Liabilities:
Derivative instruments	—	52,011,906	—	52,011,906

	As of December 31, 2025
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	109,856,126	15,871,348	—	125,727,473
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	2,102,085
Derivative instruments	—	16,186,150	—	16,186,150
Liabilities:
Derivative instruments	—	7,437,604	—	7,437,604

[1] Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.